Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

August 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Merk Absolute Return Currency Fund, Merk Asian Currency Fund and Merk Hard Currency Fund, dated August 1, 2011, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on July 29, 2011 (accession number 0000315774-11-000203).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2025 or lina.bhatnagar@atlanticfundservices.com

Sincerely,

/s/ Lina Bhatnagar

Lina Bhatnagar
Secretary to the Registrant

Cc:  Francine J. Rosenberger, Esq.
K&L Gates LLP

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 |  F:  207-347-2190
Luxembourg     Poland   United States
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